INTANGIBLE ASSETS – DIGITAL CURRENCY (Details Narrative) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Acquire intangible assets		$ 95,250
Digital currency expenses		79,724
Commissions received		5,168
Impairment of intangible assets		33,464
Gain on sale of digital assets		29,029
Intangible assets, net		$ 16,259